Prepaid Expenses and Other Current Assets (Details) - USD ($) $ in Millions	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Prepaid Expenses and Other Current Assets
Prepaid expenses	$ 48	$ 42	$ 44
Income tax receivable	31	32	25
Deferred offering costs	24	21
Value added and similar taxes receivables	14	11	46
Other prepayments and receivables	26	31	11
Prepaid expenses and other current assets	$ 143	$ 137	$ 126